Consolidated Unaudited Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value (in New Shekels per share)	₪ 48	₪ 48
Ordinary shares, shares authorized (in Shares)	18,000,000	18,000,000
Ordinary shares, shares issued (in Shares)	5,850,906	5,850,906
Ordinary shares, shares outstanding (in Shares)	5,850,906	5,850,906